Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the CD&A beginning on page 60 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(7)	APS Adjusted Earnings (millions)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,358,317	9,453,300	2,542,827	2,749,796	96	117	484	525
2021	8,100,157	5,532,436	2,842,352	2,219,429	85	116	619	632
2020	6,849,455	5,416,048	2,619,339	1,926,894	92	99	551	588
(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Guldner (our CEO also known as the Principal Executive Officer “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Guldner, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Guldner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Guldner’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)(d)	Compensation Actually Paid to PEO ($)
2022	8,358,317	(4,577,787)	6,135,632	(890,667)	427,805	9,453,300
2021	8,100,157	(4,079,762)	2,111,502	(1,021,838)	422,377	5,532,436
2020	6,849,455	(3,316,740)	2,281,910	(782,970)	384,393	5,416,048
(a) The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	5,292,090	102,694	0	303,819	0	437,029	6,135,632
2021	2,680,491	(646,196)	0	(184,196)	0	261,403	2,111,502
2020	2,138,995	(93,395)	0	80,020	0	156,290	2,281,910

(c)

The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)

The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Guldner during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. generally accepted accounting principles. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	427,805	0	427,805
2021	422,377	0	422,377
2020	384,393	0	384,393
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEO’s as a group (excluding Mr. Guldner, who has served as our CEO since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Guldner) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, Maria L. Lacal, Robert E. Smith and Jacob Tetlow; (ii) for 2021, Theodore N. Geisler, James R. Hatfield, Maria L. Lacal and Robert E. Smith; and (iii) for 2020, James R. Hatfield, Theodore N. Geisler, Daniel T. Froetscher, Maria L. Lacal and Robert E. Smith.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Guldner), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Guldner) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Guldner) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	2,542,827	(1,239,053)	1,333,714	(6,888)	119,197	2,749,796
2021	2,842,352	(977,983)	522,865	(360,916)	193,111	2,219,429
2020	2,619,339	(878,815)	625,410	(571,556)	132,516	1,926,894

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Year over Year Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	1,214,197	17,094	0	31,981	0	70,442	1,333,714
2021	657,909	(157,946)	0	(49,765)	0	72,667	522,865
2020	571,275	(54,641)	0	55,533	0	53,243	625,410

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	119,197	0	119,197
2021	193,111	0	193,111
2020	132,516	0	132,516
(5)

Cumulative TSR, as required by Item 402(v) of Regulation S-K, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

Cumulative peer group TSR, as required by Item 402(v) of Regulation S-K, is calculated using the same methodology used in calculating the Company’s cumulative TSR. Further, in calculating the peer group cumulative TSR, the returns of each component issuer is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Edison Electric Institute Index.

(7)

The dollar amounts reported represent the amount of net income reflected in PNW’s audited financial statements for the applicable year.

(8)

Adjusted APS earnings (“APS Adjusted Earnings”) is APS earnings calculated in accordance with GAAP, as adjusted for purposes of the annual incentive plans, as follows: for the APS 2020 Annual Incentive Award Plan and the APS 2020 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were adjusted from $568.0 million to $587.7 million due to an accrual for the Coal Communities Transition Plan that was required under the accounting rules but that related to a future expense; for the APS 2021 Annual Incentive Award Plan and the APS 2021 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted; and for the APS 2022 Annual Incentive Award Plan and the APS 2022 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted.

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Guldner (our CEO also known as the Principal Executive Officer “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table.
PEO Total Compensation Amount	[1]	$ 8,358,317	$ 8,100,157	$ 6,849,455
PEO Actually Paid Compensation Amount	[2]	$ 9,453,300	5,532,436	5,416,048
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)(c)	Pension Benefit Adjustments ($)(d)	Compensation Actually Paid to PEO ($)
2022	8,358,317	(4,577,787)	6,135,632	(890,667)	427,805	9,453,300
2021	8,100,157	(4,079,762)	2,111,502	(1,021,838)	422,377	5,532,436
2020	6,849,455	(3,316,740)	2,281,910	(782,970)	384,393	5,416,048
(a) The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	5,292,090	102,694	0	303,819	0	437,029	6,135,632
2021	2,680,491	(646,196)	0	(184,196)	0	261,403	2,111,502
2020	2,138,995	(93,395)	0	80,020	0	156,290	2,281,910

(c)

The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)

The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Guldner during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. generally accepted accounting principles. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	427,805	0	427,805
2021	422,377	0	422,377
2020	384,393	0	384,393
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEO’s as a group (excluding Mr. Guldner, who has served as our CEO since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Guldner) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Theodore N. Geisler, Andrew D. Cooper, Adam C. Heflin, Maria L. Lacal, Robert E. Smith and Jacob Tetlow; (ii) for 2021, Theodore N. Geisler, James R. Hatfield, Maria L. Lacal and Robert E. Smith; and (iii) for 2020, James R. Hatfield, Theodore N. Geisler, Daniel T. Froetscher, Maria L. Lacal and Robert E. Smith.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Guldner), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Guldner) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Guldner) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount		$ 2,542,827	2,842,352	2,619,339
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,749,796	2,219,429	1,926,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	2,542,827	(1,239,053)	1,333,714	(6,888)	119,197	2,749,796
2021	2,842,352	(977,983)	522,865	(360,916)	193,111	2,219,429
2020	2,619,339	(878,815)	625,410	(571,556)	132,516	1,926,894

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year	Year over Year Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	1,214,197	17,094	0	31,981	0	70,442	1,333,714
2021	657,909	(157,946)	0	(49,765)	0	72,667	522,865
2020	571,275	(54,641)	0	55,533	0	53,243	625,410

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:
Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	119,197	0	119,197
2021	193,111	0	193,111
2020	132,516	0	132,516
(5)

Cumulative TSR, as required by Item 402(v) of Regulation S-K, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

Cumulative peer group TSR, as required by Item 402(v) of Regulation S-K, is calculated using the same methodology used in calculating the Company’s cumulative TSR. Further, in calculating the peer group cumulative TSR, the returns of each component issuer is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Edison Electric Institute Index.

(7)

The dollar amounts reported represent the amount of net income reflected in PNW’s audited financial statements for the applicable year.

(8)

Adjusted APS earnings (“APS Adjusted Earnings”) is APS earnings calculated in accordance with GAAP, as adjusted for purposes of the annual incentive plans, as follows: for the APS 2020 Annual Incentive Award Plan and the APS 2020 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were adjusted from $568.0 million to $587.7 million due to an accrual for the Coal Communities Transition Plan that was required under the accounting rules but that related to a future expense; for the APS 2021 Annual Incentive Award Plan and the APS 2021 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted; and for the APS 2022 Annual Incentive Award Plan and the APS 2022 Annual Incentive Award Plan for Palo Verde Employees, APS earnings were not adjusted.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Guldner and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) is generally in line with the cumulative TSR except in the case of the 2021 TSR, which was advsersely impacted by the 2019 rate case decision. As discussed in the CD&A, a significant portion of our executive compensation program is equity based. The Company does not use cumulative TSR in its executive compensation program, but does use relative TSR in the performance share grants as discussed in more detail in the CD&A. TSR impacts our compensation program in two ways — the actual stock price increases and decreases impacts the value of the equity awards and the relative TSR performance metric drives whether a significant portion of the overall equity grant pays out and to what degree.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. Guldner and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) as compared to net income is reflective of continued strong sales growth over the three year period. The decline in net income in 2022 is primarily due to no longer deferring costs relating to our Four Corners power plant selective catalytic reduction equipment and the Ocotillo power plant modernization project as a result of the unfavorable 2019 rate case decision.

Although we don’t use net income in our executive compensation program, we do use earnings in the 2022 Incentive Plans, as discussed below.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and APS Adjusted Earnings

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Guldner and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Guldner) is generally in line with APS earnings, with 2022 earnings reflective of the decrease in APS rates as a result of the 2019 rate case. APS Adjusted Earnings is used in the 2022 Incentive Plans and represents 50% of the payout opportunity under those plans. Although Mr. Guldner’s payout opportunity is tied to Pinnacle West earnings, APS earnings account for a significant portion of Pinnacle West earnings, and is therefore a significant part of Mr. Guldner’s opportunity.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was 8%, while the cumulative TSR of the peer group presented for this purpose, the Edison Electric Institute Index, was 17% over the three years presented in the table. Pinnacle West’s TSR underperformed compared to the Edison Electric Institute primarily due to a pending rate case in 2020 and 2021, which ended unfavorably for the Company, and investor concerns over the regulatory climate in Arizona. For more information regarding the Company’s performance and the companies that the Human Resources Committee considers when determining compensation, refer to the CD&A.

Value of $100 Invested as of December 31, 2019, with Dividends Reinvested

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the CD&A, the Company’s executive compensation program is designed to be transparent with a clear emphasis on putting pay at risk and retaining key executives. The metrics that the Company uses for both our long-term and short-term incentive awards emphasize putting pay at risk and aligning our executives interests with those of our shareholders. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•

APS Adjusted Earnings

•

Relative TSR

•

Stock price

•

Capital spend

•

Operations and maintenance spend

•

Customer satisfaction

•

Safety

Total Shareholder Return Amount		$ 96	85	92
Peer Group Total Shareholder Return Amount		117	116	99
Net Income (Loss)		$ 484,000,000	$ 619,000,000	$ 551,000,000
Company Selected Measure Amount		525,000,000	632,000,000	588,000,000
PEO Name		Mr. Guldner	Mr. Guldner	Mr. Guldner
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		APS Adjusted Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Stock price
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Capital spend
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Operations and maintenance spend
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Customer satisfaction
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Safety
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (4,577,787)	$ (4,079,762)	$ (3,316,740)
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	6,135,632	2,111,502	2,281,910
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(890,667)	(1,021,838)	(782,970)
PEO [Member] | Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		427,805	422,377	384,393
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,292,090	2,680,491	2,138,995
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		102,694	(646,196)	(93,395)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		303,819	(184,196)	80,020
PEO [Member] | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 437,029	$ 261,403	$ 156,290
PEO [Member] | Mr Guldner
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Guldner	Mr. Guldner	Mr. Guldner
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,239,053)	$ (977,983)	$ (878,815)
Non-PEO NEO [Member] | Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	1,333,714	522,865	625,410
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,888)	(360,916)	(571,556)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		119,197	193,111	132,516
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested as of the end of the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,214,197	657,909	571,275
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,094	(157,946)	(54,641)
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,981	(49,765)	55,533
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock Awards in the Covered Fiscal Year not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 70,442	$ 72,667	$ 53,243
Non-PEO NEO [Member] | Theodore N. Geisler
Pay vs Performance Disclosure [Table]
PEO Name		Theodore N. Geisler	Theodore N. Geisler	Theodore N. Geisler
Non-PEO NEO [Member] | Andrew D. Cooper
Pay vs Performance Disclosure [Table]
PEO Name		Andrew D. Cooper
Non-PEO NEO [Member] | Adam C. Heflin
Pay vs Performance Disclosure [Table]
PEO Name		Adam C. Heflin
Non-PEO NEO [Member] | Maria L. Lacal
Pay vs Performance Disclosure [Table]
PEO Name		Maria L. Laca	Maria L. Lacal	Maria L. Lacal
Non-PEO NEO [Member] | Robert E. Smith
Pay vs Performance Disclosure [Table]
PEO Name		Robert E. Smith	Robert E. Smith	Robert E. Smith
Non-PEO NEO [Member] | Jacob Tetlow
Pay vs Performance Disclosure [Table]
PEO Name		Jacob Tetlow
Non-PEO NEO [Member] | James R. Hatfield
Pay vs Performance Disclosure [Table]
PEO Name			James R. Hatfield	James R. Hatfield
Non-PEO NEO [Member] | Daniel T. Froetscher
Pay vs Performance Disclosure [Table]
PEO Name				Daniel T. Froetscher

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Guldner (our CEO also known as the Principal Executive Officer “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Guldner, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Guldner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Guldner’s total compensation for each year to determine the compensation actually paid:
[3]	The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[4]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[5]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: